(LOGO)

                                 JOHNSON FAMILY
                                     FUNDS

                       ---------------------------------
                       APRIL 30, 2000 SEMI-ANNUAL REPORT
                       ---------------------------------

TABLE OF CONTENTS

Schedules of Investments

     JohnsonFamily Intermediate Fixed Income Fund ........................  1

     JohnsonFamily Large Cap Equity Fund .................................  4

     JohnsonFamily Small Cap Equity Fund .................................  6

     JohnsonFamily International Equity Fund .............................  8

Statements of Assets and Liabilities ..................................... 12

Statements of Operations ................................................. 13

Statements of Changes in Net Assets ...................................... 14

Financial Highlights ..................................................... 16

Notes to the Financial Statements ........................................ 18

                       ----------------------------------
                                NOT FDIC-INSURED
                       ----------------------------------
                       May lose value   No bank guarantee
                       ----------------------------------

Shares of JohnsonFamily Funds are distributed by an independent third party, Sunstone Distribution Services, LLC.

SCHEDULES OF INVESTMENTS  April 30, 2000 (Unaudited)

Intermediate Fixed Income Fund

 Principal
   Amount                                                                Value
--------------------------------------------------------------------------------
               CORPORATE BONDS - 45.20%
   $300,000    AT&T Corp., 8.125%, 1/15/22                            $287,616
    500,000    Ameritech Capital Funding,
               5.95%, 1/15/38                                          471,552
    500,000    Anheuser-Busch Cos., Inc.,
               6.90%, 10/1/02                                          492,533
  1,000,000    Baltimore Gas & Electric,
               6.73%, 6/12/12                                          976,987
    500,000    Bank One Corp., 6.875%, 8/1/06                          474,424
  1,000,000    Bank One Texas, 6.25%, 2/15/08                          900,671
    500,000    Borg-Warner Automotive, Inc.,
               7.00%, 11/1/06                                          461,204
  1,000,000    Carnival Corp., 6.15%, 4/15/08                          896,341
    500,000    Chevron Capital USA, Inc.,
               7.45%, 8/15/04                                          492,829
  1,000,000    Commercial Credit Co.,
               6.25%, 1/1/08                                           904,050
    500,000    Computer Associates,
               6.375%, 4/15/05                                         464,740
  1,000,000    Computer Associates,
               6.50%, 4/15/08                                          909,244
  1,954,180    Discover Card Master Trust I,
               6.792%, 4/16/10                                       1,901,261
    500,000    Donaldson, Lufkin &
               Jenrette, Inc., 6.50%, 4/1/08                           447,901
  1,000,000    E.I. Du Pont de Nemours,
               8.50%, 2/15/03                                        1,010,644
  1,000,000    Fleet National Bank,
               5.75%, 1/15/09                                          866,904
  1,000,000    GTE Corp., (MBIA Insured),
               6.46%, 4/15/08                                          934,160
    400,000    Hertz Corp., 6.30%, 11/15/06                            386,376
    750,000    Knight-Ridder, Inc.,
               6.625%, 11/1/07                                         697,662
  1,000,000    Lincoln National Corp.,
               9.125%, 10/1/24                                       1,044,133
    500,000    MBIA, Inc., 8.20%, 10/1/22                              489,706
  1,000,000    Masco Corp., 6.125%, 9/15/03                            961,470
  1,000,000    McDonald's Corp.,
               7.375%, 7/15/33                                         919,181
    250,000    Mead Corp., 8.125%, 2/1/23                              242,958

 Principal
   Amount                                                                Value
--------------------------------------------------------------------------------
               CORPORATE BONDS - 45.20% (CONTINUED)
   $500,000    Merrill Lynch & Co.,
               6.00%, 2/17/09                                         $440,095
  1,000,000    Metropolitan Edison,
               9.10%, 9/18/03                                        1,013,655
    500,000    Nabisco, Inc., 6.00%, 2/15/01                           489,554
  1,000,000    National Fuel Gas Co.,
               6.82%, 8/1/04                                           965,158
  2,000,000    Olsten Corp., 7.00%, 3/15/06                          1,867,078
  1,000,000    PaineWebber Group,
               6.55%, 4/15/08                                          895,056
    350,000    Rockwell International Corp.,
               8.375%, 2/15/01                                         352,893
    500,000    Suntrust Banks, Inc.,
               6.39%, 4/22/02                                          498,438
  1,000,000    TRW Inc., 6.25%, 1/15/10                                853,103
    350,000    Trans Financial Bancorp,
               7.25%, 9/15/03                                          345,582
  1,000,000    Tribune Co., 5.50%, 10/6/08                             872,684
  1,000,000    Wells Fargo & Co.,
               6.625%, 4/15/13                                         898,793
                                                                  ------------

               TOTAL CORPORATE BONDS
               (cost $28,829,665)                                   27,126,636
                                                                  ------------

               CONVERTIBLE CORPORATE BONDS - 1.89%
  1,350,000    Thermolase Corp.,
               4.375%, 8/5/04
               (cost $1,146,825)                                     1,134,000
                                                                  ------------

               MUNICIPAL BONDS - 6.69%
    500,000    Harris County Sports,
               6.75%, 11/15/17                                         458,555
    350,000    Massachusetts State Port
               Authority, 6.35%, 7/1/07                                326,424
    500,000    Oakland, California
               Pension, 6.98%, 12/15/09                                480,734
  2,750,000    Portage Ind. Economic Dev.,
               6.50%, 3/1/20                                         2,750,000
                                                                  ------------

               TOTAL MUNICIPAL BONDS
               (cost $4,126,223)                                     4,015,713
                                                                  ------------

See Notes to the Financial Statements.

                                         JOHNSONFAMILY FUNDS  Semi-Annual Report

SCHEDULES OF INVESTMENTS April 30, 2000 (Unaudited)

 Principal
   Amount                                                                Value
--------------------------------------------------------------------------------
               U. S. GOVERNMENT AGENCIES - 34.74%
               NOTES - 21.52%
   $500,000    Federal Farm Credit Bureau
               Note, 5.05%, 11/6/03                                   $466,263
  1,000,000    Federal Home Loan Bank,
               5.32%, 11/19/02                                         956,220
    500,000    Federal Home Loan Bank,
               6.229%, 4/20/05                                         475,321
    500,000    Federal Home Loan Bank,
               5.94%, 12/1/05                                          466,470
  1,000,000    Federal Home Loan Bank,
               6.15%, 3/3/08                                           918,451
  1,000,000    Federal Home Loan Bank,
               7.375%, 2/12/10                                       1,004,395
  2,000,000    Federal Home Loan Mortgage
               Corp., 5.90%, 5/4/04                                  1,900,104
  1,000,000    Federal Home Loan Mortgage
               Corp., 6.642%, 3/13/06                                  955,930
    250,000    Federal Home Loan Mortgage
               Corp., 7.245%, 4/24/06                                  243,763
    900,000    Federal Home Loan Mortgage
               Corp., 7.528%, 9/25/06                                  883,762
    500,000    Federal Home Loan Mortgage
               Corp., 7.09%, 11/24/06                                  482,896
    500,000    Federal Home Loan Mortgage
               Corp., 6.125%, 2/24/09                                  453,485
  1,000,000    Federal National Mortgage Assoc.,
               6.14%, 3/24/03                                          969,959
    300,000    Federal National Mortgage Assoc.,
               7.25%, 6/1/05                                           293,682
    750,000    Federal National Mortgage Assoc.,
               6.85%, 9/12/05                                          725,377
    800,000    Federal National Mortgage Assoc.,
               6.65%, 3/8/06                                           766,143
    500,000    Federal National Mortgage Assoc.,
               6.29%, 4/23/08                                          463,023
    500,000    Federal National Mortgage Assoc.,
               8.00%, 9/10/09                                          492,879
                                                                  ------------
                                                                    12,918,123
                                                                  ------------


 Principal
   Amount                                                                Value
--------------------------------------------------------------------------------
               REMICS - 12.43%
   $395,227    Federal Home Loan
               Mortgage Corp., 2044 BD,
               6.25%, 03/15/09                                        $381,106
    914,474    Federal Home Loan Mortgage
               Corp., 6.00%, 6/15/09                                   900,198
  1,478,253    Federal Home Loan Mortgage
               Corp., 1608 FP, 7.1375%, 11/15/23                     1,495,478
  1,000,000    Federal Home Loan Mortgage
               Corp., 2185 BG, 7.00%, 11/20/24                         957,244
  1,000,000    Federal Home Loan Mortgage
               Corp., 2190 PJ, 7.50%, 4/20/26                          995,990
    215,806    Federal National Mortgage Assoc.,
               G-51 FA, 6.25%, 12/25/21                                209,154
     64,642    Federal National Mortgage Assoc.,
               1994-4, 7.00%, 08/25/23                                  60,938
  1,116,409    Federal National Mortgage Assoc.,
               1997-80, 6.60625%, 2/25/24                            1,106,272
    934,743    Federal National Mortgage Assoc.,
               2089, 6.25%, 10/15/28                                   864,226
    500,000    Residential Funding Mortgage
               Securities, 6.96%, 8/25/12                              489,195
                                                                  ------------
                                                                     7,459,801
                                                                  ------------

               OTHER AGENCY ISSUES - 0.79%
    500,000    Private Export Funding Corp.,
               6.49%, 7/15/07                                          476,439
                                                                  ------------

               TOTAL U. S. GOVERNMENT AGENCIES
               (cost $21,551,369)                                   20,854,363
                                                                  ------------

               U.S. TREASURY OBLIGATIONS - 1.54%
  4,000,000    U.S. Treasury Strips, 11/15/24
               (cost $1,009,218)                                       922,152
                                                                  ------------

               TOTAL BONDS
               (cost $56,663,300)                                   54,052,864
                                                                  ------------

See Notes to the Financial Statements.

JOHNSONFAMILY FUNDS  Semi-Annual Report

SCHEDULES OF INVESTMENTS April 30, 2000 (Unaudited)

   Number
 of Shares                                                               Value
--------------------------------------------------------------------------------
               PREFERRED STOCKS - 4.23%
     40,000    Chase Capital VII,
               7.00%, 5/15/29                                         $847,500
     60,000    Tennessee Valley Authority,
               6.75%, 6/1/28                                         1,293,750
     20,000    WEC Capital Trust,
               6.85%, 3/31/39                                          398,750
                                                                  ------------

               TOTAL PREFERRED STOCKS
               (cost $2,940,000)                                     2,540,000
                                                                  ------------

               SHORT-TERM INVESTMENTS - 5.10%
  1,889,241    SSGA Money Market Fund                                1,889,241
  1,171,881    SSGA U.S. Government
               Money Market Fund                                     1,171,881
                                                                  ------------

               TOTAL SHORT-TERM INVESTMENTS
               (cost $3,061,122)                                     3,061,122
                                                                  ------------

               TOTAL INVESTMENTS - 99.39%
               (cost $62,664,422)                                   59,653,986

               Cash and Other Assets,
               less Liabilities - 0.61%                                365,490
                                                                  ------------

               NET ASSETS - 100.00%                                $60,019,476
                                                                  ============


See Notes to the Financial Statements.
                                         JOHNSONFAMILY FUNDS  Semi-Annual Report

SCHEDULES OF INVESTMENTS April 30, 2000 (Unaudited)

Large Cap Equity Fund

   Number
 of Shares                                                               Value
--------------------------------------------------------------------------------
               COMMON STOCKS - 99.31%
               BANKING - 8.83%
     27,950    AmSouth Bancorporation                                 $407,022
     13,000    Bank of America Corporation                             637,000
     21,400    FleetBoston Financial Corporation                       758,363
     18,200    PNC Bank Corp.                                          793,975
     25,200    Summit Bancorp.                                         639,450
     16,000    UnionBanCal Corporation                                 443,000
                                                                  ------------
                                                                     3,678,810
                                                                  ------------

               BUILDING - 1.39%
     13,900    USG Corporation                                         580,325
                                                                  ------------

               CAPITAL GOODS - 1.04%
     11,000    Caterpillar Inc.                                        433,812
                                                                  ------------

               CHEMICALS - 1.93%
      7,100    Dow Chemical Co.                                        802,300
                                                                  ------------

               CONSUMER DURABLES - 4.85%
      7,000    Black & Decker
               Corporation (The)                                       294,437
     17,300    Ford Motor Co.                                          946,094
     12,000    Whirlpool Corporation                                   781,500
                                                                  ------------
                                                                     2,022,031
                                                                  ------------

               CONSUMER STAPLES - 6.60%
     36,500    ConAgra, Inc.                                           688,937
     35,500    Kroger Co. (The)<F1>                                    658,969
     32,400    Sara Lee Corp.                                          486,000
     44,300    SUPERVALU INC.                                          916,456
                                                                  ------------
                                                                     2,750,362
                                                                  ------------

               ENERGY - 9.46%
     16,000    Coastal Corporation (The)                               803,000
     13,000    Kerr-McGee Corporation                                  672,750
     17,200    Phillips Petroleum Company                              815,925
     11,000    Texaco Inc.                                             544,500
     14,000    Unocal Corporation                                      452,375
     28,000    USX-Marathon Group                                      652,750
                                                                  ------------
                                                                     3,941,300
                                                                  ------------

   Number
 of Shares                                                               Value
--------------------------------------------------------------------------------
               FINANCE - 5.51%
     16,000    A.G. Edwards, Inc.                                     $602,000
     18,700    Countrywide Credit Industries, Inc.                     516,587
      5,500    Fannie Mae                                              331,719
      3,400    J.P. Morgan & Co., Inc.                                 436,475
      5,000    Lehman Brothers Holdings Inc.                           410,313
                                                                  ------------
                                                                     2,297,094
                                                                  ------------

               HEALTH CARE - 11.12%
     23,200    Abbott Laboratories                                     891,750
     13,200    Becton Dickinson & Co.                                  338,250
     10,000    Bristol-Myers Squibb Company                            524,375
     25,000    Columbia/HCA Healthcare
               Corporation                                             710,938
      6,300    Johnson & Johnson                                       519,750
      7,000    Merck & Co., Inc.                                       486,500
      9,100    Watson Pharmaceuticals, Inc.<F1>                        408,931
     10,200    Wellpoint Health Networks, Inc.<F1>                     752,250
                                                                  ------------
                                                                     4,632,744
                                                                  ------------

               INDUSTRIAL - 10.17%
     20,000    Cooper Industries, Inc.                                 686,250
     13,000    Eastman Kodak Company                                   727,188
     10,000    Emerson Electric Co.                                    548,750
     13,700    Harris Corp.                                            442,681
     18,000    Litton Industries, Inc.<F1>                             781,875
     14,800    Northrop Grumman Corp.                                1,048,950
                                                                  ------------
                                                                     4,235,694
                                                                  ------------

               INSURANCE - 6.48%
     11,000    Allmerica Financial Corporation                         595,375
      8,000    Ambac Financial Group, Inc.                             384,000
     42,300    Conseco, Inc.                                           230,006
     23,500    ReliaStar Financial Corp.                             1,011,969
     10,000    XL Capital Ltd., Class A                                476,250
                                                                  ------------
                                                                     2,697,600
                                                                  ------------

               PAPER - 0.97%
     11,000    International Paper Company                             404,250
                                                                  ------------


See Notes to the Financial Statements.

JOHNSONFAMILY FUNDS  Semi-Annual Report

SCHEDULES OF INVESTMENTS April 30, 2000 (Unaudited)

   Number
 of Shares                                                               Value
--------------------------------------------------------------------------------
               RETAIL - 2.51%
     10,000    Federated Department
               Stores, Inc.<F1>                                       $340,000
      8,000    J.C. Penney Company, Inc.                               110,500
     18,000    Ross Stores, Inc.                                       373,500
      6,000    Sears, Roebuck & Co.                                    219,750
                                                                  ------------
                                                                     1,043,750
                                                                  ------------

               SERVICES - 7.28%
     28,000    Deluxe Corporation                                      705,250
     13,700    Dun & Bradstreet Corp.                                  412,713
     24,000    Galileo International, Inc.                             555,000
      9,000    Knight-Ridder, Inc.                                     441,562
      8,000    Royal Caribbean Cruises Ltd.                            166,500
     22,000    Tricon Global Restaurants, Inc.<F1>                     750,750
                                                                  ------------
                                                                     3,031,775
                                                                  ------------

               TECHNOLOGY - 9.44%
      5,100    Adobe Systems Incorporated                              616,781
      5,000    Apple Computer, Inc.<F1>                                620,313
     18,300    Compaq Computer Corp.                                   535,275
      4,950    Computer Associates
               International, Inc.                                     276,272
      5,500    Intel Corporation                                       697,469
      1,500    International Business
               Machines Corporation                                    167,438
      4,000    Microsoft Corporation<F1>                               279,000
     16,000    Novell, Inc.<F1>                                        314,000
      8,500    Synopsys, Inc.<F1>                                      357,000
      3,000    Unisys Corporation<F1>                                   69,562
                                                                  ------------
                                                                     3,933,110
                                                                  ------------

               TELECOMMUNICATIONS - 8.33%
      8,500    ALLTEL Corporation                                      566,312
      4,000    AT&T Corp.                                              186,750
     12,018    Bell Atlantic Corp.                                     712,067
     16,500    BellSouth Corporation                                   803,344
     21,200    CenturyTel, Inc.                                        519,400
      9,600    U S WEST, Inc.                                          683,400
                                                                  ------------
                                                                     3,471,273
                                                                  ------------

   Number
 of Shares                                                               Value
--------------------------------------------------------------------------------
               UTILITIES - 3.40%
     30,000    Edison International                                   $571,875
     24,100    Pinnacle West Capital Corp.                             846,512
                                                                  ------------
                                                                     1,418,387
                                                                  ------------

               TOTAL COMMON STOCKS
               (cost $44,098,093)                                   41,374,617
                                                                  ------------

               SHORT-TERM INVESTMENTS - 0.65%
     11,803    SSGA Money Market Fund                                   11,803
    258,209    SSGA U.S. Government
               Money Market Fund                                       258,209
                                                                  ------------

               TOTAL SHORT-TERM INVESTMENTS
               (cost $270,012)                                         270,012
                                                                  ------------

               TOTAL INVESTMENTS - 99.96%
               (cost $44,368,105)                                   41,644,629

               Cash and Other Assets,
               less Liabilities - 0.04%                                 17,278
                                                                  ------------

               NET ASSETS - 100.00%                                $41,661,907
                                                                  ============

               <F1> Non-income producing security

See Notes to the Financial Statements.

                                         JOHNSONFAMILY FUNDS  Semi-Annual Report

SCHEDULES OF INVESTMENTS April 30, 2000 (Unaudited)

Small Cap Equity Fund

   Number
 of Shares                                                               Value
--------------------------------------------------------------------------------
               COMMON STOCKS - 95.15%
               BANKING - 5.50%
      8,375    Associated Banc-Corp                                   $214,086
     39,200    Colonial BancGroup, Inc.                                367,500
     13,955    F.N.B. Corporation                                      275,601
     28,100    Independent Bank Corp.                                  288,025
     12,000    Three Rivers Bancorp, Inc.<F1>                          105,750
     12,430    UMB Financial Corporation                               450,588
     24,000    USBANCORP, Inc.                                         130,500
                                                                  ------------
                                                                     1,832,050
                                                                  ------------

               BUILDING - 2.90%
     12,400    Centex Construction Products, Inc.                      382,850
     29,000    The Ryland Group, Inc.                                  583,625
                                                                  ------------
                                                                       966,475
                                                                  ------------

               CAPITAL GOODS - 2.27%
     20,000    Detroit Diesel Corporation                              310,000
     24,700    Regal-Beloit Corporation                                446,144
                                                                  ------------
                                                                       756,144
                                                                  ------------

               CHEMICALS - 3.31%
      8,000    Cytec Industries Inc.<F1>                               241,000
      7,400    Dexter Corporation (The)                                406,075
     19,900    Ferro Corporation                                       455,212
                                                                  ------------
                                                                     1,102,287
                                                                  ------------

               CONSUMER DURABLES - 2.75%
     13,000    Arvin Industries, Inc.                                  282,750
      9,000    Borg-Warner Automotive, Inc.                            376,313
     21,100    National R.V. Holdings, Inc.<F1>                        258,475
                                                                  ------------
                                                                       917,538
                                                                  ------------

               CONSUMER STAPLES - 4.79%
     10,000    Alberto-Culver Company, Class A                         226,250
     21,000    J & J Snack Foods Corp.<F1>                             334,688
     21,800    Ralcorp Holdings, Inc.<F1>                              301,112
     16,600    The Earthgrains Company                                 233,438
     16,900    Universal Corporation                                   318,988
     11,000    Universal Foods Corporation                             180,812
                                                                  ------------
                                                                     1,595,288
                                                                  ------------


   Number
 of Shares                                                               Value
--------------------------------------------------------------------------------
               ENERGY - 5.46%
     16,000    Louis Dreyfus Natural Gas Corp.<F1>                    $448,000
     10,000    Mitchell Energy & Development
               Corp., Class B                                          239,375
     41,000    Ocean Energy Inc.<F1>                                   530,438
     18,800    Questar Corp.                                           353,675
     27,000    Santa Fe Snyder Corporation<F1>                         248,062
                                                                  ------------
                                                                     1,819,550
                                                                  ------------
               FINANCE - 1.54%
     25,500    Raymond James Financial, Inc.                           513,187
                                                                  ------------

               HEALTH CARE - 7.45%
     25,000    ADAC Laboratories<F1>                                   375,000
     17,100    Arrow International, Inc.                               583,537
     18,900    CorVel Corp.<F1>                                        512,663
     22,400    DENTSPLY International Inc.                             651,000
     10,000    Trigon Healthcare, Inc.<F1>                             359,375
                                                                  ------------
                                                                     2,481,575
                                                                  ------------

               INDUSTRIAL - 13.90%
     22,900    AMETEK, Inc.                                            470,881
     14,000    AptarGroup, Inc.                                        399,000
     10,000    Ball Corporation                                        315,000
     21,600    Barnes Group Inc.                                       365,850
      6,900    Belden Inc.                                             204,844
     27,000    CLARCOR Inc.                                            486,000
      9,250    CoorsTek, Inc.<F1>                                      416,828
     13,800    Cordant Technologies, Inc.                              781,425
     27,200    Mark IV Industries, Inc.                                576,300
     21,600    Myers Industries, Inc.                                  302,400
     10,000    SPS Technologies, Inc.<F1>                              313,750
                                                                  ------------
                                                                     4,632,278
                                                                  ------------

               INSURANCE - 6.10%
      9,672    Delphi Financial Group, Inc.,
               Class A<F1>                                             278,675
      7,000    Everest Reinsurance Holdings, Inc.                      204,750
     10,800    Financial Security Assurance
               Holdings Ltd.                                           797,175
     23,000    Harleysville Group, Inc.                                369,437
     25,800    PXRE Group Limited                                      383,775
                                                                  ------------
                                                                     2,033,812
                                                                  ------------


See Notes to the Financial Statements.

JOHNSONFAMILY FUNDS  Semi-Annual Report

SCHEDULES OF INVESTMENTS April 30, 2000 (Unaudited)

   Number
 of Shares                                                               Value
--------------------------------------------------------------------------------
               METAL PRODUCTS DISTRIBUTION - 0.86%
      9,800    Commercial Metals Company                              $287,875
                                                                  ------------

               PAPER PRODUCTS - 1.09%
     19,000    Buckeye Technologies Inc.<F1>                           363,375
                                                                  ------------

               RETAIL - 7.29%
     23,400    Brown Shoe Company, Inc.                                239,850
     23,300    Furniture Brands
               International, Inc.<F1>                                 435,419
     48,000    Herbalife International, Inc.                           414,000
     53,000    OfficeMax, Inc.<F1>                                     298,125
     12,100    Springs Industries, Inc.                                496,856
      8,500    The Dress Barn, Inc.<F1>                                166,812
     15,000    The Neiman Marcus Group, Inc.,
               Class B<F1>                                             379,688
                                                                  ------------
                                                                     2,430,750
                                                                  ------------

               SERVICES - 10.98%
     24,700    Aaron Rents, Inc.                                       358,150
     15,000    ACNielsen Corporation<F1>                               345,937
     21,700    Banta Corporation                                       424,506
     22,000    Brunswick Corporation                                   422,125
     44,200    Buffets, Inc.<F1>                                       433,713
     17,000    GTECH Holdings Corporation<F1>                          352,750
     15,300    Ogden Corp.                                             150,131
     30,000    Personnel Group of America, Inc.<F1>                    157,500
     17,800    Pittston Brink's Group                                  291,475
     15,000    The Reynolds and Reynolds
               Company, Class A                                        356,250
     11,000    United Stationers, Inc.                                 367,125
                                                                  ------------
                                                                     3,659,662
                                                                  ------------

               TECHNOLOGY - 11.06%
     10,000    Actel Corporation<F1>                                   368,125
     19,000    ANSYS, Inc.<F1>                                         205,438
      3,600    C-Cube Microsystems, Inc.<F1>                           231,300
     12,600    Davox Corporation<F1>                                   321,300
      3,800    DSP Group, Inc.<F1>                                     270,275
     16,400    ESS Technology, Inc.<F1>                                213,200
     12,000    Hyperion Solutions Corporation<F1>                      363,938
     10,000    In Focus Systems, Inc.<F1>                              299,375
     26,159    MAPICS, Inc.<F1>                                        173,303

   Number
 of Shares                                                               Value
--------------------------------------------------------------------------------
               TECHNOLOGY - 11.06% (CONTINUED)
     16,200    Progress Software Corporation<F1>                      $324,000
      5,000    Symantec Corporation<F1>                                312,187
      6,600    Xircom, Inc.<F1>                                        260,287
      6,000    Zebra Technologies Corporation,
               Class A<F1>                                             342,000
                                                                  ------------
                                                                     3,684,728
                                                                  ------------

               TRANSPORTATION - 2.75%
     21,400    Alexander & Baldwin, Inc.                               449,400
     36,000    Arkansas Best Corporation<F1>                           465,750
                                                                  ------------
                                                                       915,150
                                                                  ------------

               UTILITIES - 5.15%
     17,500    Madison Gas and
               Electric Company                                        317,188
     10,100    The United Illuminating Company                         464,600
     21,100    UGI Corporation                                         431,231
     16,800    WPS Resources Corporation                               501,900
                                                                  ------------
                                                                     1,714,919
                                                                  ------------

               TOTAL COMMON STOCKS
               (cost $33,176,059)                                   31,706,643
                                                                  ------------

               SHORT-TERM INVESTMENTS - 4.93%
    802,533    SSGA Money Market Fund                                  802,533
    838,898    SSGA U.S. Government
               Money Market Fund                                       838,898
                                                                  ------------

               TOTAL SHORT-TERM INVESTMENTS
               (cost $1,641,431)                                     1,641,431
                                                                  ------------

               TOTAL INVESTMENTS - 100.08%
               (cost $34,817,490)                                   33,348,074

               Liabilities, less Cash and
               Other Assets - (0.08)%                                 (24,531)
                                                                  ------------

               NET ASSETS - 100.00%                                $33,323,543
                                                                  ============


               <F1> Non-income producing security


See Notes to the Financial Statements.

                                         JOHNSONFAMILY FUNDS  Semi-Annual Report

SCHEDULES OF INVESTMENTS April 30, 2000 (Unaudited)

International Equity Fund

   Number
 of Shares                                                               Value
--------------------------------------------------------------------------------
               COMMON STOCKS - 93.33%
               ARGENTINA - 0.36%
     29,300    Telefonica de Argentina S.A -
               Class B                                                $103,208
                                                                  ------------

               AUSTRALIA - 3.28%
     38,100    Coles Myer Ltd.                                         142,547
     55,000    CSR Ltd.                                                120,347
     16,200    National Australia Bank                                 221,760
     35,000    North Limited                                            60,144
      6,000    Rio Tinto Limited                                        89,055
     40,000    Santos Limited                                           91,026
     34,200    Westpac Banking Corporation Ltd.                        218,115
                                                                  ------------
                                                                       942,994
                                                                  ------------

               BELGIUM - 0.34%
        400    Electrabel SA                                            96,920
      2,700    Total Fina SA - Strip VVPR<F1>                               25
                                                                  ------------
                                                                        96,945
                                                                  ------------

               BRAZIL - 1.19%
  9,100,000    Companhia Brasileira de
               Petroleo Ipiranga - Preferred                           100,864
      4,900    Companhia Vale do Rio Doce -
               Preferred A                                             121,387
  1,000,000    Telebras Preferred                                           55
  1,000,000    Telecomunicacoes Brasileiras
               S.A. - Preferred Receipts<F1>                           120,262
         57    Telesp Celular Participacoes S. A.<F1>                        1
                                                                  ------------
                                                                       342,569
                                                                  ------------

               CANADA - 3.87%
      2,300    Alcan Aluminum Ltd.                                      74,820
      1,500    BCE, Inc.                                               173,618
      1,224    BCT.Telus Communications Inc.                            32,135
      2,408    BCT.Telus Communications Inc. -
               Class A                                                  61,756
      4,400    Canadian Imperial Bank
               of Commerce                                             115,219
      1,300    Canadian Pacific Ltd.                                    30,225
      5,500    National Bank of Canada                                  77,209
      1,600    Nortel Networks Corporation                             180,765
      7,000    Petro-Canada                                            117,871

   Number
 of Shares                                                               Value
--------------------------------------------------------------------------------
               CANADA - 3.87% (CONTINUED)
      4,600    Quebecor, Inc. - Class A                               $137,842
      3,200    Renaissance Energy Ltd.                                  27,968
      3,600    The Toronto-Dominion Bank                                83,215
                                                                  ------------
                                                                     1,112,643
                                                                  ------------

               DENMARK - 2.94%
      2,000    A/S Forsikringsselskabet Codan                          144,233
      1,900    Den Danske Bank Group                                   189,275
      2,400    Nordic Baltic Holding AB                                190,066
      4,400    Tele Danmark A.S. - Class B                             322,691
                                                                  ------------
                                                                       846,265
                                                                  ------------

               FINLAND - 3.27%
      1,600    Huhtamaki Oyj                                            47,385
        125    Instrumentarium Oyj                                       3,190
     13,800    Kemira Oyj                                               67,277
     10,000    Nokia Oyj - Class A                                     574,996
      6,000    Orion-Yhtymae OY - Class B                              139,693
     10,400    Stora Enso Oyj                                          107,563
                                                                  ------------
                                                                       940,104
                                                                  ------------

               FRANCE - 6.56%
      2,100    Accor SA                                                 78,171
        600    Cap Gemini SA                                           118,097
        400    Eridania Beghin-Say SA                                   33,115
        200    L'Oreal                                                 135,958
        600    Legrand SA                                              112,083
      1,800    Pernod Ricard                                            81,602
        175    Sagem SA                                                218,152
      3,300    Scor                                                    143,980
        700    Societe Generale-A                                      145,307
      2,337    Total Fina SA                                           355,427
        800    Total Fina SA - Class B                                 121,013
      1,400    Union des Assurances Federales                          184,983
     12,100    Usinor SA                                               159,327
                                                                  ------------
                                                                     1,887,215
                                                                  ------------

               GERMANY - 3.75%
      1,300    Altana AG                                                94,177
      3,000    BASF AG                                                 131,465
      2,400    Deutsche Telekom AG                                     156,129
      3,000    Dyckerhoff AG                                            73,811
      3,000    Gehe AG                                                  93,494
      5,000    Merck KGaA                                              143,976

See Notes to the Financial Statements.

JOHNSONFAMILY FUNDS  Semi-Annual Report

SCHEDULES OF INVESTMENTS April 30, 2000 (Unaudited)

   Number
 of Shares                                                               Value
--------------------------------------------------------------------------------
               GERMANY - 3.75% (CONTINUED)
        200    SAP AG                                                  $93,858
      1,500    Schering AG                                             212,548
      3,600    Wella AG                                                 78,699
                                                                  ------------
                                                                     1,078,157
                                                                  ------------

               GREECE - 0.36%
      4,555    Hellenic Telecommunication
               Organization SA                                         102,472
                                                                  ------------

               HONG KONG - 3.25%
     62,000    Cable & Wireless HKT Limited                            146,065
     45,000    Cheung Kong Infrastructure                               71,062
     22,000    CLP Holdings Ltd.                                        98,575
     16,800    HSBC Holdings PLC                                       187,649
     65,000    Hysan Development Company Ltd.                           73,020
     27,000    Johnson Electric Holdings Ltd.                          217,518
     25,000    Swire Pacific Ltd.                                      141,225
                                                                  ------------
                                                                       935,114
                                                                  ------------

               IRELAND - 0.57%
      8,000    Allied Irish Banks PLC                                   80,007
     12,500    Bank of Ireland                                          84,290
                                                                  ------------
                                                                       164,297
                                                                  ------------

               ITALY - 1.09%
     14,000    Banca Popolare di Milano                                 83,689
     41,000    Benetton Group SpA                                       75,656
      2,290    Fiat SpA                                                 56,280
      7,000    Telecom Italia SpA                                       98,104
                                                                  ------------
                                                                       313,729
                                                                  ------------

               JAPAN - 21.41%
      5,000    Aisin Seiki Co., Ltd.                                    66,299
     19,000    Akita Bank, Ltd.                                         60,830
     17,000    Asahi Chemical Industry Co., Ltd.                        97,843
      2,400    Autobacs Seven Co., Ltd.                                 60,626
      2,000    Bank of Iwate, Ltd.                                      66,623
      8,000    Bank of Tokyo-Mitsubishi, Ltd.                          103,191
      3,000    Canon, Inc.                                             137,131
     16,000    Casio Computer Co., Ltd.                                176,179
      2,000    Circle K Japan Co., Ltd.                                 77,911
     19,000    Citizen Watch Co.                                       142,406
      6,000    Dai Nippon Printing Company Ltd.                        101,766

   Number
 of Shares                                                               Value
--------------------------------------------------------------------------------
               JAPAN - 21.41% (CONTINUED)
     10,000    Daiichi Pharmaceutical Co., Ltd.                       $171,923
      5,100    Daito Trust Construction Co. Ltd.                        80,225
     14,000    Fuji Heavy Industries Ltd.                              106,874
      3,000    Fuji Photo Film                                         120,198
     18,000    Higo Bank, Ltd.                                          64,957
      4,000    Honda Motor Co., Ltd.                                   178,770
      5,000    House Foods Corporation                                  72,174
      1,000    Hoya Corporation                                        101,784
      5,000    IBIDEN CO., LTD.                                         77,726
     20,000    Kamigumi Co., Ltd.                                       87,164
     12,000    Kyushu Matsushita Electric Co., Ltd.                    134,466
      7,000    Makita Corporation                                       60,756
      8,000    Maruichi Steel Tube Ltd.                                 93,494
      7,000    Matsushita Electric
               Industrial Co., Ltd.                                    185,248
     26,000    Mazda Motor Corporation                                  79,873
     15,000    Minolta Co., Ltd.                                        52,743
     37,000    Mitsubishi Rayon Company, Ltd.                           96,889
      8,000    Mitsui Fudosan Co., Ltd.                                 81,279
     25,000    Nichido Fire & Marine
               Insurance Co., Ltd.                                     113,351
      1,000    Nintendo Company Ltd.                                   166,556
      7,000    Nippon Electric Glass Co., Ltd.                         125,139
         17    Nippon Telegraph &
               Telephone Corp.                                         210,787
     16,000    Nisshin Flour Milling Co., Ltd.                         116,959
     22,000    Nisshinbo Industries, Inc.                              100,359
      4,000    Ono Pharmaceutical Co., Ltd.                            168,407
     11,000    Q.P. Corporation                                         75,320
      7,000    Ricoh Company, Ltd.                                     147,680
      5,500    Rinnai Corporation                                      100,767
     12,000    San-in Godo Bank, Ltd.                                   55,741
      4,000    Sankyo Co. Ltd.                                          88,090
     23,000    Sanyo Electric Co., Ltd.                                153,445
      6,000    Sharp Corporation                                       115,757
      8,000    Sumitomo Bank, Ltd.                                     100,008
     30,000    Sumitomo Realty &
               Development Co., Ltd.                                   100,211
     25,000    Sumitomo Rubber Industries, Ltd.                        130,700
      1,000    TDK Corp.                                               133,893
     27,000    Teikoku Oil Co., Ltd.                                    74,451
        700    Toho Co. Ltd.                                           132,135
     65,000    Toho Gas Co., Ltd.                                      110,066

See Notes to the Financial Statements.

                                         JOHNSONFAMILY FUNDS  Semi-Annual Report

SCHEDULES OF INVESTMENTS April 30, 2000 (Unaudited)

   Number
 of Shares                                                               Value
--------------------------------------------------------------------------------
               JAPAN - 21.41% (CONTINUED)
      6,000    Tokyo Electric Power
               Company, Incorporated                                  $141,573
      8,000    Tokyo Style Co., Ltd.                                    64,032
     35,000    Tokyu Corporation                                       137,316
     10,000    Toppan Printing Co., Ltd.                               104,560
     12,000    Toyo Suisan Kaisha, Ltd.                                 89,052
     10,000    Wacoal Corp.                                             84,389
     10,000    Yamatake Corporation                                     81,057
                                                                  ------------
                                                                     6,159,149
                                                                  ------------

               MALAYSIA - 0.89%
     96,000    Golden Hope Plantations Bhd                             101,560
    110,000    Highlands & Lowlands Bhd                                 86,555
     50,000    Kuala Lumpur Kepong Bhd                                  69,739
                                                                  ------------
                                                                       257,854
                                                                  ------------

               MEXICO - 1.36%
     57,000    Carso Global Telecom                                    153,200
     26,780    Cemex SA de CV - CPO                                    116,643
     31,000    Organizacion Soriana SA de CV                           122,673
                                                                  ------------
                                                                       392,516
                                                                  ------------

               NETHERLANDS - 7.06%
      9,400    ABN AMRO Holding NV                                     194,013
      3,000    Buhrmann NV                                              77,501
      3,600    DSM NV                                                  118,524
      7,292    Fortis Amev NV                                          183,795
      4,000    Hagemeyer NV                                             78,914
      6,000    Hunter Douglas NV                                       137,233
      3,425    ING Group NV                                            187,323
      2,200    KPN NV                                                  222,225
      5,888    Philips Electronics NV                                  263,281
      5,000    Royal Dutch Petroleum Co.                               288,865
        600    STMicroelectronics NV                                   114,762
      4,000    TNT Post Group NV                                        87,480
      5,000    Vendex KBB NV                                            77,228
                                                                  ------------
                                                                     2,031,144
                                                                  ------------

               NEW ZEALAND - 0.60%
     40,800    Telecom Corporation of
               New Zealand Ltd.                                        172,587
                                                                  ------------



   Number
 of Shares                                                               Value
--------------------------------------------------------------------------------
               NORWAY - 1.14%
     53,400    Den Norske Bank ASA                                    $187,414
      4,300    Norske Skogindustrier ASA                               141,783
                                                                  ------------
                                                                       329,197
                                                                  ------------

               PORTUGAL - 0.60%
     15,500    Portugal Telecom SA                                     173,305
                                                                  ------------

               SINGAPORE - 1.79%
     12,000    City Developments Ltd.                                   54,469
      4,200    Creative Technology Ltd.                                102,085
      8,119    DBS Group Holdings Limited                              111,747
     28,892    Overseas Union Bank Ltd.                                131,989
     11,000    Singapore Airlines Ltd.                                 114,033
                                                                  ------------
                                                                       514,323
                                                                  ------------

               SOUTH AFRICA - 0.44%
      2,970    Anglo American Corporation
               of South Africa Limited                                 125,909
                                                                  ------------

               SPAIN - 3.03%
      2,800    Banco Popular Espanol SA                                 75,779
     19,000    Compania Espanola de Petroleos SA                       169,500
      4,700    Endesa SA                                               102,189
      4,400    Hidroelectrica del Cantabrico SA                         96,227
      9,500    Iberdrola SA                                            122,148
     13,762    Telefonica SA                                           306,993
                                                                  ------------
                                                                       872,836
                                                                  ------------

               SWEDEN - 2.38%
     10,000    Electrolux AB - Class B                                 169,223
      4,100    Mo och Domsjo AB - Class B                               96,401
     21,000    Nordbanken Holding AB                                   132,530
      1,500    Telefonaktiebolaget LM Ericsson AB                      133,535
     12,000    Trelleborg AB - Class B                                  80,423
      3,000    Volvo AB - Class B                                       72,883
                                                                  ------------
                                                                       684,995
                                                                  ------------

               SWITZERLAND - 4.42%
        100    Compagnie Financiere
               Richemont AG                                            243,534
        200    Hilti AG                                                159,256
        100    Nestle SA                                               176,693
        200    Novartis AG                                             280,035
        100    Schweizerische
               Rueckversicherungs-Gesellschaft                         161,058

See Notes to the Financial Statements.

JOHNSONFAMILY FUNDS  Semi-Annual Report

SCHEDULES OF INVESTMENTS April 30, 2000 (Unaudited)

   Number
 of Shares                                                               Value
--------------------------------------------------------------------------------
               SWITZERLAND - 4.42% (CONTINUED)
        300    SGS Societe Generale
               de Surveillance Holding SA                             $105,492
        300    The Swatch Group AG-REG                                  67,829
        300    Valora Holding AG                                        78,117
                                                                  ------------
                                                                     1,272,014
                                                                  ------------

               UNITED KINGDOM - 17.38%
     15,000    Alliance & Leicester PLC                                149,390
      5,350    Allied Zurich PLC<F1>                                    53,366
     16,000    Associated British Ports
               Holdings PLC                                             65,905
      3,000    AstraZeneca Group PLC                                   126,224
     10,200    Barclays PLC                                            262,062
      1,117    Bass PLC                                                 13,126
      7,900    Boots Company PLC                                        61,466
     14,400    British Aerospace PLC                                    88,775
     17,000    British Telecommunications PLC                          306,165
      9,400    Burmah Castrol PLC                                      232,389
      9,000    Cable & Wireless PLC                                    149,695
      9,000    CGU PLC                                                 129,346
     46,500    Corus Group PLC                                          62,572
     61,000    Elementis PLC                                            76,357
      8,000    Glaxo Wellcome PLC                                      247,974
      8,500    Granada Group PLC                                        83,258
     17,000    Halifax Group PLC                                       159,333
     14,000    Hays PLC                                                 96,659
     26,100    Hilton Group PLC                                        110,060
     18,000    HSBC Holdings PLC                                       200,250
     21,900    Kelda Group PLC                                         120,620
     30,000    Legal & General Group PLC                                78,626
      9,900    Lonmin PLC                                              101,463
     23,000    Northern Rock PLC                                       119,121
     45,000    Pilkington PLC                                           49,640
     11,800    PowerGen PLC                                             74,731
     18,800    Racal Electronics PLC                                   128,403
     25,000    Rolls-Royce PLC                                          93,002
     13,000    Scottish & Newcastle PLC                                 96,773
     27,800    Shell Transport & Trading Co.                           227,281
     36,100    Smith (David S.) Holdings                                76,821
     17,300    SmithKline Beecham PLC                                  237,804
      5,832    Sun Life and Provincial
               Holdings PLC                                             41,634
     17,400    Tate & Lyle PLC                                          61,666


   Number
 of Shares                                                               Value
--------------------------------------------------------------------------------
               UNITED KINGDOM - 17.38% (CONTINUED)
     38,000    Tesco PLC                                              $130,214
      9,808    Thames Water PLC                                        124,307
     19,000    Tomkins PLC                                              58,641
     44,464    Unilever PLC                                            268,029
     14,600    WPP Group PLC                                           236,214
                                                                  ------------
                                                                     4,999,362
                                                                  ------------

               TOTAL COMMON STOCKS
               (cost $25,731,328)                                   26,850,903
                                                                  ------------

               SHORT-TERM INVESTMENTS - 5.42%
    810,727    SSGA Money Market Fund                                  810,727
    748,511    SSGA U.S. Government
               Money Market Fund                                       748,511
                                                                  ------------

               TOTAL SHORT-TERM INVESTMENTS
               (cost $1,559,238)                                     1,559,238
                                                                  ------------

               TOTAL INVESTMENTS - 98.75%
               (cost $27,290,566)                                   28,410,141

               Cash and Other Assets,
               less Liabilities - 1.25%                                358,491
                                                                  ------------

               NET ASSETS - 100.00%                                $28,768,632
                                                                  ============

               <F1> Non-income producing security

As of April 30, 2000, the International Equity Fund's investments, excluding short-term investments, were diversified as follows:

INDUSTRY SECTOR
Consumer Durables               4.6%
Consumer Staples                6.2
Energy Sources                  6.7
Financial Services             21.3
Health Care Products            7.4
Industrial                     13.4
Retail                          4.5
Services                        6.6
Technology                     14.1
Telecommunications             11.2
Utilities                       4.0
                              ------
TOTAL INDUSTRY SECTOR         100.0%
                              ======

                                         JOHNSONFAMILY FUNDS  Semi-Annual Report

STATEMENTS OF ASSETS AND LIABILITIES April 30, 2000 (Unaudited)


                                                                 INTERMEDIATE       LARGE CAP         SMALL CAP      INTERNATIONAL
                                                              FIXED INCOME FUND    EQUITY FUND       EQUITY FUND      EQUITY FUND
----------------------------------------------------------------------------------------------------------------------------------
ASSETS:
Investments, at value
  (cost $62,664,422, $44,368,105, $34,817,490,
  and $27,290,566, respectively)                                $  59,653,986     $  41,644,629    $  33,348,074     $  28,410,141
Receivable for investments sold                                             -                 -                -           191,586
Dividends, interest and tax withholding receivable                    731,501            85,964           32,048           216,449
Organizational expenses, net of
  accumulated amortization                                             17,024            17,024           17,024            17,024
Prepaids and other assets                                              11,893            10,870            8,955            10,306
                                                               --------------    --------------   --------------    --------------
     Total Assets                                                  60,414,404        41,758,487       33,406,101        28,845,506
                                                               --------------    --------------   --------------    --------------

LIABILITIES:
Dividend payable                                                      283,373                 -                -                 -
Accrued investment advisory fees                                       10,772            25,611           20,816            22,672
Accrued distribution fees                                              60,277            41,925           31,570            28,054
Other liabilities                                                      40,506            29,044           30,172            26,148
                                                               --------------    --------------   --------------    --------------
     Total Liabilities                                                394,928            96,580           82,558            76,874
                                                               --------------    --------------   --------------    --------------

NET ASSETS                                                      $  60,019,476     $  41,661,907    $  33,323,543     $  28,768,632
                                                               ==============    ==============   ==============    ==============
NET ASSETS CONSIST OF:
Capital stock                                                            $647              $484             $380              $256
Paid-in capital                                                    64,427,974        42,294,003       35,507,305        25,785,336
Undistributed net investment income                                    29,650            54,931           34,902            84,370
Accumulated net realized gain (loss) on investments               (1,428,359)         2,035,965        (749,628)         1,982,936
Accumulated net realized loss from foreign
  currency transactions                                                     -                 -                -         (171,177)
Net unrealized appreciation (depreciation)
  on investments                                                  (3,010,436)       (2,723,476)      (1,469,416)         2,836,201
Net unrealized depreciation on translation of assets
  and liabilities in foreign currencies                                     -                 -                -       (1,749,290)
                                                               --------------    --------------   --------------    --------------
Net Assets                                                      $  60,019,476     $  41,661,907    $  33,323,543     $  28,768,632
                                                               ==============    ==============   ==============    ==============

CAPITAL STOCK, $0.0001 PAR VALUE
Authorized                                                        100,000,000       100,000,000      100,000,000       100,000,000
Issued and outstanding                                              6,468,077         4,837,533        3,800,508         2,563,952

NET ASSET VALUE, REDEMPTION PRICE PER SHARE AND
  OFFERING PRICE PER SHARE                                              $9.28             $8.61            $8.77            $11.22
                                                               ==============    ==============   ==============    ==============



See Notes to the Financial Statements.

JOHNSONFAMILY FUNDS  Semi-Annual Report

STATEMENTS OF OPERATIONS for the six months ended April 30, 2000 (Unaudited)


                                                                 INTERMEDIATE         LARGE CAP        SMALL CAP      INTERNATIONAL
                                                               FIXED INCOME FUND     EQUITY FUND      EQUITY FUND      EQUITY FUND
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Dividends (net of withholding taxes of $0, $0, $0,
  and $45,946 respectively)                                     $      85,875      $    433,303      $   254,581       $   337,686
Interest                                                            1,989,040            34,641           42,580            49,185
                                                               --------------    --------------   --------------    --------------
  Total Investment Income                                           2,074,915           467,944          297,161           386,871
                                                               --------------    --------------   --------------    --------------

EXPENSES:
Investment advisory fees                                              135,877           157,908          118,013           125,673
Distribution fees                                                      75,487            52,636           39,338            34,909
Administration and fund accounting fees                                60,390            42,109           31,470            27,927
Miscellaneous                                                          16,377             7,805            6,592             5,274
Federal and state registration fees                                     9,146             8,434            8,043             6,658
Transfer agent fees and expenses                                        7,919             7,938            8,126             8,082
Directors' fees and expenses                                            7,852             7,780            7,761             7,833
Custody fees                                                            6,844             5,367            8,615            17,056
Pricing expenses                                                        5,032             1,246            1,607            16,751
Audit fees                                                              4,950             4,768            4,615             4,598
Legal fees                                                              4,523             3,708            2,635             2,496
Amortization of organizational costs                                    2,912             2,912            2,912             2,912
                                                               --------------    --------------   --------------    --------------

  Total Expenses Before Waivers                                       337,309           302,611          239,727           260,169
Waiver of expenses                                                   (80,653)                 -          (3,921)           (2,018)
                                                               --------------    --------------   --------------    --------------

  Net Expenses                                                        256,656           302,611          235,806           258,151
                                                               --------------    --------------   --------------    --------------

NET INVESTMENT INCOME                                               1,818,259           165,333           61,355           128,720
                                                               --------------    --------------   --------------    --------------

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS
     AND FOREIGN CURRENCY TRANSACTIONS:
Net realized gain (loss) on investments                             (946,889)         2,040,916          470,232         2,051,897
Net realized loss on foreign currency transactions                          -                 -                -         (285,742)
Net change in unrealized appreciation (depreciation)
  on investments                                                    (449,522)       (4,447,541)        1,123,991         1,848,108
Net change in unrealized depreciation on
  translation of assets and liabilities
  in foreign currency                                                       -                 -                -       (1,582,898)
                                                               --------------    --------------   --------------    --------------
Net gain (loss) on investments and foreign
  currency transactions                                           (1,396,411)       (2,406,625)        1,594,223         2,031,365
                                                               --------------    --------------   --------------    --------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                               $     421,848      $(2,241,292)       $1,655,578        $2,160,085
                                                               ==============    ==============   ==============    ==============


See Notes to the Financial Statements.

                                         JOHNSONFAMILY FUNDS  Semi-Annual Report

STATEMENTS OF CHANGES IN NET ASSETS


                                    INTERMEDIATE               LARGE CAP                SMALL CAP             INTERNATIONAL
                                  FIXED INCOME FUND           EQUITY FUND              EQUITY FUND             EQUITY FUND
                               ----------------------   ----------------------   ----------------------  ----------------------
                               SIX MONTHS      FISCAL   SIX MONTHS      FISCAL     SIX MONTHS   FISCAL    SIX MONTHS     FISCAL
                                  ENDED         YEAR       ENDED         YEAR        ENDED       YEAR       ENDED         YEAR
                                APRIL 30,       ENDED    APRIL 30,      ENDED      APRIL 30,    ENDED     APRIL 30,      ENDED
                                  2000      OCTOBER 31,    2000      OCTOBER 31,      2000   OCTOBER 31,     2000     OCTOBER 31,
                               (UNAUDITED)      1999    (UNAUDITED)      1999     (UNAUDITED)    1999    (UNAUDITED)      1999
----------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
Net investment income           $1,818,259   $3,372,553    $165,333     $302,965     $61,355      $86,829    $128,720     $245,499
Net realized gain (loss)
  on investments                 (946,889)    (481,470)   2,040,916    4,420,822     470,232    (869,815)   2,051,897        9,456
Net realized gain (loss) on
  foreign currency transactions          -            -           -            -           -            -   (285,742)       44,127
Net change in unrealized
  appreciation (depreciation)
  on investments                 (449,522)  (4,300,765) (4,447,541)  (2,231,221)   1,123,991    1,189,176   1,848,108    4,266,674
Net change in unrealized
  appreciation (depreciation)
  on translation of assets and
  liabilities in foreign
  currency                               -            -           -            -           -            - (1,582,898)    (986,131)
                               -----------  ----------- -----------  ----------- -----------  ----------- -----------  -----------
     Net Increase (Decrease) in
     Net Assets Resulting
     from Operations               421,848  (1,409,682) (2,241,292)    2,492,566   1,655,578      406,190   2,160,085    3,579,625
                               -----------  ----------- -----------  ----------- -----------  ----------- -----------  -----------
DISTRIBUTIONS PAID FROM:
Net investment income          (1,819,859)  (3,366,744)   (136,428)    (313,114)    (94,724)     (23,144)   (220,850)    (193,724)
Net realized gains                       -     (38,627) (4,425,776)    (295,454)           -            -    (78,417)      (1,640)
                               -----------  ----------- -----------  ----------- -----------  ----------- -----------  -----------
                               (1,819,859)  (3,405,371) (4,562,204)    (608,568)    (94,724)     (23,144)   (299,267)    (195,364)
                               -----------  ----------- -----------  ----------- -----------  ----------- -----------  -----------

SHARE TRANSACTIONS:
Shares sold                      6,149,965   16,417,262   8,714,452   16,303,716   7,570,835   12,902,203   4,277,130    7,469,503
Proceeds from reinvestment
  of distributions                 778,232    1,927,071   2,427,190      334,576      61,492       16,934     163,875      124,825
Shares redeemed                (7,134,383) (19,955,245) (9,098,644) (13,032,873) (5,932,041)  (6,071,115) (3,451,199)  (4,918,550)
                               -----------  ----------- -----------  ----------- -----------  ----------- -----------  -----------
     Net Increase (Decrease)
  from Share Transactions        (206,186)  (1,610,912)   2,042,998    3,605,419   1,700,286    6,848,022     989,806    2,675,778
                               -----------  ----------- -----------  ----------- -----------  ----------- -----------  -----------

TOTAL INCREASE (DECREASE)
  IN NET ASSETS                (1,604,197)  (6,425,965) (4,760,498)    5,489,417   3,261,140    7,231,068   2,850,624    6,060,039

NET ASSETS:
Beginning of period             61,623,673   68,049,638  46,422,405   40,932,988  30,062,403   22,831,335  25,918,008   19,857,969
                               -----------  ----------- -----------  ----------- -----------  ----------- -----------  -----------

End of period                  $60,019,476  $61,623,673 $41,661,907  $46,422,405 $33,323,543  $30,062,403 $28,768,632  $25,918,008
                               ===========  =========== ===========  =========== ===========  =========== ===========  ===========

Undistributed net investment
  income included in net
  assets at end of period          $29,650      $29,991     $54,931      $24,767     $34,902      $67,012     $84,370     $220,849
                               ===========  =========== ===========  =========== ===========  =========== ===========  ===========



See Notes to the Financial Statements.

                                         JOHNSONFAMILY FUNDS  Semi-Annual Report

FINANCIAL HIGHLIGHTS


                                  INTERMEDIATE               LARGE CAP                  SMALL CAP               INTERNATIONAL
                               FIXED INCOME FUND            EQUITY FUND                EQUITY FUND               EQUITY FUND
                           -------------------------  ------------------------  ------------------------  -------------------------
                             SIX                        SIX                       SIX                       SIX
                            MONTHS   FISCAL  PERIOD   MONTHS   FISCAL   PERIOD  MONTHS   FISCAL   PERIOD   MONTHS  FISCAL   PERIOD
                            ENDED     YEAR    ENDED    ENDED    YEAR    ENDED    ENDED    YEAR    ENDED    ENDED    YEAR     ENDED
                            APRIL    ENDED    OCT.     APRIL   ENDED     OCT.    APRIL    ENDED    OCT.    APRIL    ENDED    OCT.
                             30,      OCT.     31,      30,     OCT.     31,      30,     OCT.     31,      30,     OCT.      31,
                             2000     31,     1998     2000      31,     1998    2000      31,     1998     2000     31,     1998
                         (UNAUDITED)  1999    <F1>  (UNAUDITED) 1999     <F1> (UNAUDITED) 1999     <F1> (UNAUDITED) 1999     <F1>
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
  BEGINNING OF PERIOD       $9.50   $10.27   $10.00   $10.06   $9.59   $10.00    $8.35    $8.22  $10.00   $10.47    $8.97   $10.00

INCOME (LOSS) FROM
  INVESTMENT OPERATIONS:
Net investment income        0.28     0.54     0.31     0.03    0.07     0.03     0.02     0.03       -     0.05     0.09     0.09
Net realized and unrealized
  gain (loss) on
  investments and foreign
  currency transactions    (0.22)   (0.77)     0.27   (0.50)    0.54   (0.42)     0.43     0.11  (1.78)     0.82     1.50   (1.12)
                         -------- -------- -------- ---------------- -------- -------- -------- ------- -------- -------- --------
     Total from Investment
     Operations              0.06   (0.23)     0.58   (0.47)    0.61   (0.39)     0.45     0.14  (1.78)     0.87     1.59   (1.03)
                         -------- -------- -------- ---------------- -------- -------- --------- ------ -------- -------- --------

LESS DISTRIBUTIONS PAID:
From net investment income (0.28)   (0.53)   (0.31)   (0.03)  (0.07)   (0.02)   (0.03)   (0.01)       -   (0.09)   (0.09)        -
From capital gains              -   (0.01)        -   (0.95)  (0.07)        -        -        -       -   (0.03)        -        -
                         -------- -------- -------- ---------------- -------- -------- --------- ------ -------- -------- --------
     Total Distributions   (0.28)   (0.54)   (0.31)   (0.98)  (0.14)   (0.02)   (0.03)   (0.01)       -   (0.12)   (0.09)        -
                         -------- -------- -------- ---------------- -------- -------- --------- ------ -------- -------- --------

NET ASSET VALUE,
  END OF PERIOD             $9.28    $9.50   $10.27    $8.61  $10.06    $9.59    $8.77    $8.35   $8.22   $11.22   $10.47    $8.97
                         ======== ======== ======== ================ ======== ======== ========= ====== ======== ======== ========

TOTAL RETURN<F2>            0.67%  (2.26)%    5.89%  (5.00)%   6.33%  (3.87)%    5.35%    1.67%(17.80)%    8.31%   17.85% (10.30)%

SUPPLEMENTAL DATA AND RATIOS:
Net assets,
  end of period (000s)    $60,019  $61,624  $68,050  $41,662 $46,422  $40,933  $33,324  $30,062 $22,831  $28,769  $25,918  $19,858
Ratio of expenses to
  average net assets,
  net of waivers<F3>        0.85%    0.85%    0.85%    1.43%   1.39%    1.45%    1.49%    1.47%   1.50%    1.84%    1.85%    1.85%
Ratio of net investment
  income to average net
  assets, net of
  waivers<F3>               6.01%    5.44%    5.32%    0.78%   0.66%    0.55%    0.39%    0.30%   0.03%    0.90%    1.08%    1.85%
Ratio of expenses to
  average net assets,
  before waivers<F3>        1.12%    1.07%    1.11%    1.43%   1.39%    1.45%    1.52%    1.47%   1.57%    1.86%    1.86%    1.96%
Ratio of net investment
  income to average net
  assets, before
  waivers<F3>               5.74%    5.22%    5.06%    0.78%   0.66%    0.55%    0.36%    0.30% (0.04)%    0.88%    1.07%    1.74%
Portfolio turnover rate<F2>   37%      91%      47%      35%     76%      27%      30%      83%      3%      22%      13%       6%


<F1> Commenced operations on March 31, 1998
<F2> Not annualized - For the periods less than a full year
<F3> Annualized

See Notes to the Financial Statements.

                                         JOHNSONFAMILY FUNDS  Semi-Annual Report

NOTES TO THE FINANCIAL STATEMENTS April 30, 2000 (Unaudited)

1. Organization

JohnsonFamily Funds, Inc. (the "Company") was organized on January 27, 1998 as a Maryland corporation and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company issuing its shares in series, each series representing a distinct portfolio with its own investment objectives and policies. At April 30, 2000, the only series presently authorized are the JohnsonFamily Intermediate Fixed Income Fund, the JohnsonFamily Large Cap Equity Fund, the JohnsonFamily Small Cap Equity Fund and the JohnsonFamily International Equity Fund (individually referred to as a "Fund" and collectively as the "Funds").

As of March 31, 1998, assets of the common and commingled trust funds of the Johnson Heritage Fund for Income and the Johnson Heritage Income Fund were transferred to the JohnsonFamily Intermediate Fixed Income Fund and assets of the common and commingled trust funds of the Johnson Heritage Equity Income Fund and Johnson Value Fund were transferred to the JohnsonFamily Large Cap Equity Fund under Section 584(h) of the Internal Revenue Code. These transfers were treated as a tax-free event. To qualify as a tax-exempt transaction, the securities were transferred at market value with the original cost basis and purchase dates being retained for book and tax purposes.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP").

A. INVESTMENT VALUATION
Equity securities listed on a recognized U.S. or foreign securities exchange are valued at the last sale price on the securities exchange on which such securities are primarily traded. Unlisted equity securities for which market quotations are readily available will be valued at the most recent bid price. Equity securities listed on a recognized U.S. or foreign securities exchange for which there were no transactions are valued at the closing bid prices. Debt securities (other then short-term instruments) are valued at bid prices furnished by a pricing service. Debt instruments maturing within 60 days are valued at amortized cost which approximates fair value. Securities for which market quotations are not readily available are valued at their fair value as determined in good faith by Johnson Asset Management Inc. (the "Adviser") pursuant to guidelines established by the Board of Directors.

B. FOREIGN CURRENCY TRANSLATIONS
Values of investments denominated in foreign currencies are converted into U.S. dollars using the spot market rate of exchange at the time of valuation. Purchases and sales of investments and dividend income are translated into U.S. dollars using the spot market rate of exchange prevailing on the respective dates of such transactions. The Funds have elected to separately disclose the results of operations due solely to the changes in foreign currency rates.

C. FOREIGN CURRENCY EXCHANGE CONTRACTS
The Funds are authorized to enter into foreign currency contracts for the purchase of a specific foreign currency at a fixed price on a future date as a hedge against either specific transactions or portfolio positions. The objective of a Fund's foreign currency hedging transactions is to reduce the risk that the U.S. dollar value of a Fund's foreign currency denominated securities will decline in value due to changes in foreign currency exchange rates. At April 30, 2000, the International Equity Fund has no such contracts outstanding.

JOHNSONFAMILY FUNDS  Semi-Annual Report

D. ORGANIZATIONAL COSTS
Costs incurred by the Funds in connection with their organization, registration and the initial public offering of shares have been deferred and will be amortized over the period of benefit, but not to exceed five years from the date upon which the Funds commenced their investment activities. If any of the original shares of the Funds purchased by the initial shareholder are redeemed by any holder thereof prior to the end of the amortization period, the redemption proceeds will be reduced by the pro rata share of the unamortized costs as of the date of redemption. The pro rata share by which the proceeds are reduced will be derived by dividing the number of original shares of the Funds being redeemed by the total number of original shares outstanding at the time of redemption.

E. FEDERAL INCOME AND EXCISE TAXES
Each Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and to make the requisite distributions of taxable income to its shareholders.

F. DISTRIBUTIONS TO SHAREHOLDERS
Dividends from net investment income, if any, will be declared and paid monthly for the Intermediate Fixed Income Fund, quarterly for the Large Cap Equity Fund and annually for both the Small Cap Equity and International Equity Funds. Distributions of net realized gains, if any, will be declared at least annually. Distributions to shareholders are recorded on the ex-dividend date. The Funds may periodically make reclassifications among certain of their capital accounts as a result of the recognition and characterization of certain income and capital gain distributions determined annually in accordance with federal tax regulations which may differ from generally accepted accounting principles. Accordingly, at April 30, 2000, reclassifications were recorded to increase (decrease) undistributed net investment income by $1,259, $1,259, $1,259 and $(44,349) increase accumulated net realized gain or decrease accumulated net realized loss on investments and foreign currency transactions by $0, $0, $0 and $45,608 and decrease paid-in-capital by $1,259, $1,259, $1,259 and $1,259 for the Intermediate Fixed Income Fund, Large Cap Equity Fund, Small Cap Equity Fund and International Equity Fund, respectively.

G. SECURITIES TRANSACTIONS AND INVESTMENT INCOME
For financial reporting purposes, investment transactions are accounted for on the trade date. The Funds determine the gain or loss realized from investment transactions by comparing the original cost of the security lot sold with the net sale proceeds. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Corporate actions for foreign securities are recorded as soon as the information is available to the Funds.

H. EXPENSES
The Funds are charged for those expenses that are directly attributable to each portfolio, such as advisory and custodian fees. Expenses that are not directly attributable to a portfolio are typically allocated among the portfolios in proportion to their respective net assets.

I. USE OF ESTIMATES
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported changes in net assets during the reporting period. Actual results could differ from those estimates.

                                         JOHNSONFAMILY FUNDS  Semi-Annual Report

3. Capital Stock

Transactions in shares of capital stock were as follows:

                            FOR THE SIX MONTHS ENDED APRIL 30, 2000
                   INTERMEDIATE      LARGE CAP      SMALL CAP  INTERNATIONAL
              FIXED INCOME FUND    EQUITY FUND    EQUITY FUND    EQUITY FUND
------------------------------------------------------------------------------
Shares sold             656,825        977,930        888,909        382,514
Shares issued to
  holders in
  reinvestment of
  dividends              83,306        271,451          7,101         14,287
Shares redeemed       (760,633)    (1,026,199)      (695,156)      (308,790)
                    -----------    -----------    -----------    -----------
Net increase
  (decrease)           (20,502)        223,182        200,854         88,011
                    ===========    ===========    ===========    ===========


                          FOR THE FISCAL YEAR ENDED OCTOBER 31, 1999
                   INTERMEDIATE      LARGE CAP      SMALL CAP  INTERNATIONAL
              FIXED INCOME FUND    EQUITY FUND    EQUITY FUND    EQUITY FUND
-----------------------------------------------------------------------------
Shares sold           1,669,046      1,592,118      1,531,197        750,220
Shares issued to
  holders in
  reinvestment of
  dividends             195,667         32,605          1,990         13,057
Shares redeemed     (2,001,261)    (1,276,829)      (712,097)      (502,287)
                    -----------    -----------    -----------    -----------
Net increase
  (decrease)          (136,548)        347,894        821,090        260,990
                    ===========    ===========    ===========    ===========


4. Purchases and Sales of Securities

Purchases and sales of investment securities, excluding U.S. government and short-term securities, for the six months ended April 30, 2000 are as follows:

                   INTERMEDIATE      LARGE CAP      SMALL CAP  INTERNATIONAL
              FIXED INCOME FUND    EQUITY FUND    EQUITY FUND    EQUITY FUND
-----------------------------------------------------------------------------
Purchases           $13,454,035    $14,715,826    $10,514,826     $6,888,423
Sales                13,972,738     14,477,261      9,140,604      5,715,480


Purchases and sales of U.S. government securities for the Intermediate Fixed Income Fund for the six months ended April 30, 2000, were $8,182,282 and $6,955,113, respectively.

At April 30, 2000, gross unrealized appreciation and depreciation of securities, based on the cost of investments for financial reporting and federal income tax purposes of $62,664,422, $44,368,105, $34,817,490 and $27,290,566 for the
Intermediate Fixed Income, Large Cap Equity, Small Cap Equity, and International Equity Funds, respectively were as follows:

                   INTERMEDIATE      LARGE CAP      SMALL CAP  INTERNATIONAL
              FIXED INCOME FUND    EQUITY FUND    EQUITY FUND    EQUITY FUND
-----------------------------------------------------------------------------
Unrealized
  appreciation          $17,053     $3,663,027     $3,335,109     $4,175,262
Unrealized
  depreciation      (3,027,489)    (6,386,503)    (4,804,525)    (3,053,605)
                    -----------    -----------    -----------    -----------
Net unrealized
  appreciation
  (depreciation)   $(3,010,436)   $(2,723,476)   $(1,469,416)     $1,121,657
                    ===========    ===========    ===========    ===========

JOHNSONFAMILY FUNDS  Semi-Annual Report

5. Investment Adviser

The Funds have an agreement with the Adviser, with whom certain officers and Directors of the Funds are affiliated, to furnish investment advisory services to the Funds. Under the terms of this agreement, the Funds will pay the Adviser a monthly fee based on the Fund's average daily net assets at the annual rate of 0.45% for the Intermediate Fixed Income Fund, 0.75% for the Large Cap Equity Fund and the Small Cap Equity Fund and 0.90% for the International Equity Fund.

Under the investment advisory agreements, if the aggregate annual operating expenses (including the investment advisory fee and the administration fee but excluding interest, taxes, brokerage commissions and other costs incurred in connection with the purchase or sale of portfolio securities, and extraordinary items) exceed 1.50% of the average daily net assets of the Intermediate Fixed Income Fund, or 2.50% of each of the Large Cap Equity Fund, Small Cap Equity Fund and International Equity Fund, the Adviser will reimburse the Funds for the amount of such excess. Additionally, for the six months ended April 30, 2000, the Adviser has voluntarily agreed to reimburse the Funds to the extent aggregate annual operating expenses exceed 0.85%, 1.45%, 1.50%, and 1.85% of the average daily net assets of the Intermediate Fixed Income Fund, Large Cap Equity Fund, Small Cap Equity Fund, and International Equity Fund, respectively. For the six months ended April 30, 2000, the Adviser reimbursed the Intermediate Fixed Income Fund, Small Cap Equity Fund and International Equity Fund $80,653, $3,921 and $2,018, respectively.


6. Service and Distribution Plan

The Company has entered into a distribution agreement with Sunstone Distribution Services, LLC. Pursuant to Rule 12b-1 under the 1940 Act, the Company has adopted a Service and Distribution Plan (the "Plan"). Under the Plan, each Fund is authorized to pay expenses incurred for the purpose of financing activities, including the employment of other dealers, intended to result in the sale of shares of each Fund at an annual rate of up to 0.25% of the Fund's average daily net assets.

                                         JOHNSONFAMILY FUNDS  Semi-Annual Report

This report has been prepared for the general information of JohnsonFamily Funds shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current JohnsonFamily Funds prospectus, which contains more complete information about JohnsonFamily Funds investment policies, management fees and expenses. Investors are reminded to read the prospectus carefully before investing or sending money.

                                     (LOGO)
                              JohnsonFamily Funds
                                  P.O. Box 515
                             Racine, WI  53401-0515